VIA EDGAR



January 2, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney Aggressive Growth Fund Inc.
	File Nos. 2-84199
		   811-3762

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that each Prospectus and Statement of Additional Information for the above-referenced fund (the "Fund") does not differ from that contained in Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A, which was filed electronically on December 20, 1996.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Daria J. Szczur

Daria J. Szczur


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